Net Revenues - Geographical Distribution (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical distribution of net consolidated revenues
Net revenue	€ 6,591,977	€ 6,063,967	€ 4,933,118
USA and Canada
Geographical distribution of net consolidated revenues
Net revenue	3,898,961	3,855,607	3,154,549
Spain
Geographical distribution of net consolidated revenues
Net revenue	362,877	320,631	362,407
European Union
Geographical distribution of net consolidated revenues
Net revenue	893,050	711,579	544,042
Rest of the world
Geographical distribution of net consolidated revenues
Net revenue	€ 1,437,089	€ 1,176,150	€ 872,120